Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Statement [Abstract]
Total net revenue including related party transaction	¥ 473,590	$ 68,881	¥ 22,939	¥ 27,002
Cost of revenues including related party transactions	24,771	3,603	13,418	7,133
Provision for doubtful accounts	2,215	322	1,110	2,303
Total operating expenses including related party transactions	74,302	10,806	44,446	19,064
Interest income including related party transactions	¥ 50,968	$ 7,413	¥ 35,049	¥ 3,564